Uranium Contracts (Details) - Schedule of Uranium Sales Contracts	12 Months Ended
Dec. 31, 2023 GBP (£)
Uranium Contracts (Details) - Schedule of Uranium Sales Contracts [Line Items]
Sales Commitments	£ 200,000
2024 [Member]
Uranium Contracts (Details) - Schedule of Uranium Sales Contracts [Line Items]
Sales Commitments	720,000
2025 [Member]
Uranium Contracts (Details) - Schedule of Uranium Sales Contracts [Line Items]
Sales Commitments	700,000
2026 [Member]
Uranium Contracts (Details) - Schedule of Uranium Sales Contracts [Line Items]
Sales Commitments	700,000
2027 [Member]
Uranium Contracts (Details) - Schedule of Uranium Sales Contracts [Line Items]
Sales Commitments	£ 650,000